Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 24, 2011	Sep. 25, 2010
Current assets:
Cash and cash equivalents	$ 149,553	$ 156,908
Accounts receivable, less allowance for doubtful accounts of $6,960 and $5,403, respectively	66,630	60,383
Inventories	65,907	61,047
Other current assets	15,732	18,089
Total current assets	297,822	296,427
Property, plant and equipment, net	338,125	350,420
Goodwill	277,651	277,244
Other assets	42,861	46,823
Total assets	956,459	970,914
Current liabilities:
Accounts payable	37,456	39,886
Accrued employment and benefit costs	22,951	28,624
Accrued insurance	9,950	10,480
Customer deposits and advances	57,476	63,579
Other current liabilities	23,681	21,945
Total current liabilities	151,514	164,514
Long-term borrowings	348,169	347,953
Accrued insurance	42,891	44,965
Other liabilities	55,667	50,826
Total liabilities	598,241	608,258
Commitments and contingencies
Partners' capital:
Common Unitholders (35,429 and 35,318 units issued and outstanding at September 24, 2011 and September 25, 2010, respectively)	418,134	419,882
Accumulated other comprehensive loss	(59,916)	(57,226)
Total partners' capital	358,218	362,656
Total liabilities and partners' capital	$ 956,459	$ 970,914